Income Taxes - Reconciled Tax at Statutory Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Income tax expense computed at the statutory tax rates	$ 135.1	$ 109.7	$ 58.1
US state income taxes, net of the federal benefit	10.6	9.2	8.0
Asbestos - effect of foreign exchange	(13.3)	(3.5)	36.8
Expenses not deductible	3.3	1.9	2.0
Stock and executive compensation	1.9	(0.8)	5.5
Foreign taxes on domestic income	61.2	55.2	49.8
Prior year tax adjustments	(0.1)	(1.2)	(5.9)
Taxes on foreign income	12.0	9.9	1.6
US net operating loss carryback	0.0	0.0	(4.9)
Other items	0.8	3.6	(1.8)
Total income tax expense	$ 211.5	$ 184.0	$ 149.2
Effective tax rate (as percent)	29.20%	28.60%	36.20%